Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Allowance on impaired loans	$ 1,929	$ 3,841
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Allowance on impaired loans	$ 1,929	$ 3,841